UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/10

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            04/08/10


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	101

Form 13F Information Table Value Total:	$579193
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Inc                        COM              00184X105      305 12051.00 SH       SOLE                 12051.00
AT&T Inc.                      COM              00206R102     8368 323823.00SH       SOLE                323823.00
Abbott Laboratories            COM              002824100    10169 193036.00SH       SOLE                193036.00
Aflac Inc                      COM              001055102    15585 287071.00SH       SOLE                287071.00
Altria Group Inc               COM              02209S103      393 19147.00 SH       SOLE                 19147.00
American Electric Power        COM              025537101      217  6346.00 SH       SOLE                  6346.00
American Express Co            COM              025816109     7297 176866.00SH       SOLE                176866.00
Apache Corp                    COM              037411105    18495 182215.00SH       SOLE                182215.00
Apple Computer Inc             COM              037833100      294  1252.00 SH       SOLE                  1252.00
Applied Matls Inc              COM              038222105      495 36733.00 SH       SOLE                 36733.00
BP Amoco Plc Sponsored Adr     COM              055622104      204  3567.00 SH       SOLE                  3567.00
Becton Dickinson Corp          COM              075887109     7573 96192.00 SH       SOLE                 96192.00
Berkshire Hathaway Inc Del Cl  COM              084670702      281  3460.00 SH       SOLE                  3460.00
Berkshire Hills Bancorp        COM              084680107      321 17525.00 SH       SOLE                 17525.00
Boeing Co                      COM              097023105      248  3420.00 SH       SOLE                  3420.00
Braskem SA                     COM              105532105      145 10000.00 SH       SOLE                 10000.00
Bristol Myers Squibb           COM              110122108      598 22384.00 SH       SOLE                 22384.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chevron Corp                   COM              166764100      345  4555.00 SH       SOLE                  4555.00
Chubb Corporation              COM              171232101     4789 92365.00 SH       SOLE                 92365.00
Cisco                          COM              17275R102    21428 823216.00SH       SOLE                823216.00
Coca Cola Co                   COM              191216100    14517 263954.00SH       SOLE                263954.00
Costco Warehouse Corp          COM              22160K105    15028 251687.00SH       SOLE                251687.00
Direxion Financial Bear 3X     COM              25459W490      539 40000.00 SH       SOLE                 40000.00
Direxion Large Bull 3X         COM              25459W862     1794 30135.00 SH       SOLE                 30135.00
Dominion Resources Inc         COM              25746U109      313  7623.00 SH       SOLE                  7623.00
Duke Energy Corp               COM              26441C105      393 24066.00 SH       SOLE                 24066.00
Dupont                         COM              263534109    14001 375960.00SH       SOLE                375960.00
EAFE Int'l                     COM              464287465    24994 446480.00SH       SOLE                446480.00
EAFE Int'l-Vanguard            COM              921943858     6764 195380.00SH       SOLE                195380.00
EMC Corp                       COM              268648102    14706 815183.00SH       SOLE                815183.00
Emerging Markets MSCI          COM              464287234     3866 91785.00 SH       SOLE                 91785.00
Emerging Markets-Vanguard      COM              922042858     3302 78350.00 SH       SOLE                 78350.00
ExxonMobil Corp                COM              30231G102    19919 297384.00SH       SOLE                297384.00
Fiserv Inc                     COM              337738108     8322 163945.00SH       SOLE                163945.00
Fluor Corporation              COM              343412102     5992 128825.00SH       SOLE                128825.00
General Electric               COM              369604103    16922 929759.00SH       SOLE                929759.00
Goldman Sachs                  COM              38141G104    17868 104719.00SH       SOLE                104719.00
Google Inc-CL A                COM              38259P508    18569 32749.00 SH       SOLE                 32749.00
IShares Biotech                COM              464287556    10454 114954.00SH       SOLE                114954.00
IShares Russell 2000           COM              464287655      865 12762.00 SH       SOLE                 12762.00
IShares S&P Preferred Stock In COM              464288687      584 15080.00 SH       SOLE                 15080.00
Intel Corp                     COM              458140100    14665 658800.00SH       SOLE                658800.00
Investment Co Amer             COM              461308108      264  9920.28 SH       SOLE                  9920.28
Ishares S&P 600                COM              464287804    18375 309085.00SH       SOLE                309085.00
JP Morgan Chase                COM              46625H100      269  6001.00 SH       SOLE                  6001.00
Johnson & Johnson              COM              478160104    13863 212619.00SH       SOLE                212619.00
Kimberly-Clark Corp            COM              494368103     5315 84531.00 SH       SOLE                 84531.00
Kinder Morgan Energy           COM              494550106      200  3060.00 SH       SOLE                  3060.00
McCormick Co                   COM              579780206     5177 134958.00SH       SOLE                134958.00
Merck & Co Inc                 COM              58933Y105      245  6561.00 SH       SOLE                  6561.00
Microsoft Corp                 COM              594918104    18260 623851.00SH       SOLE                623851.00
Minnesota Mng & Mfg            COM              88579Y101    14639 175168.00SH       SOLE                175168.00
Nalco Holding Co               COM              62985Q101      248 10200.00 SH       SOLE                 10200.00
NewAlliance Bankshares         COM              650203102      211 16739.00 SH       SOLE                 16739.00
Northeast Utilities            COM              664397106      212  7669.00 SH       SOLE                  7669.00
Northern Trust Corp            COM              665859104     8279 149813.00SH       SOLE                149813.00
Nutracea                       COM              67060N204        6 75129.00 SH       SOLE                 75129.00
Occidental Petroleum Co        COM              674599105      220  2605.00 SH       SOLE                  2605.00
Oracle Corp                    COM              68389X105     9534 371135.00SH       SOLE                371135.00
Paychex Inc                    COM              704326107    12559 409075.00SH       SOLE                409075.00
Pengrowth Energy               COM              706902509      120 10300.00 SH       SOLE                 10300.00
Peoples United Fin'l Inc       COM              712704105      420 26875.00 SH       SOLE                 26875.00
Pfizer Inc                     COM              717081103      542 31618.00 SH       SOLE                 31618.00
Phillip Morris International,  COM              718172109     9972 191179.00SH       SOLE                191179.00
Pitney Bowes                   COM              724479100      331 13540.00 SH       SOLE                 13540.00
ProShares Ultra Short 20yr     COM              74347R297      745 15300.00 SH       SOLE                 15300.00
Procter & Gamble               COM              742718109    18697 295518.00SH       SOLE                295518.00
Progress Energy Inc            COM              743263105      270  6850.00 SH       SOLE                  6850.00
Proshares Ultrashort 10 Year   COM              74347R313      516 10000.00 SH       SOLE                 10000.00
Qualcomm Inc                   COM              747525103    11242 267720.00SH       SOLE                267720.00
Rite Aid Corp                  COM              767754104       42 28125.00 SH       SOLE                 28125.00
SPDR Gold Trust                COM              78463V107      557  5109.00 SH       SOLE                  5109.00
SPDR S&P Midcap 400            COM              78467Y107     6186 43210.00 SH       SOLE                 43210.00
Schlumberger Ltd               COM              806857108     5098 80329.00 SH       SOLE                 80329.00
Sirius XM Radio Inc            COM              82967N108       78 89700.00 SH       SOLE                 89700.00
Smith & Wesson                 COM              831756101       42 11025.00 SH       SOLE                 11025.00
Southern Co                    COM              842587107      472 14248.00 SH       SOLE                 14248.00
Spdr Tr Unit Ser 1             COM              78462F103     3827 32711.00 SH       SOLE                 32711.00
Staples Inc                    COM              855030102      366 15650.00 SH       SOLE                 15650.00
Target Corp                    COM              87612E106     8176 155446.00SH       SOLE                155446.00
Toyota Motor Corp Sp           COM              892331307      406  5045.00 SH       SOLE                  5045.00
Transocean LTD                 COM              H8817H100    10495 121513.00SH       SOLE                121513.00
US Natural Gas Fund            COM              912318102     3282 474990.00SH       SOLE                474990.00
United Parcel Svc Cl B         COM              911312106    12038 186896.00SH       SOLE                186896.00
United Technologies            COM              913017109     1847 25090.00 SH       SOLE                 25090.00
Vanguard Mid Cap               COM              922908629     3773 57940.00 SH       SOLE                 57940.00
Vanguard Small Cap ETF         COM              922908751      682 10830.00 SH       SOLE                 10830.00
Verizon Communications         COM              92343V104      422 13606.00 SH       SOLE                 13606.00
Walt Disney                    COM              254687106    14400 412475.00SH       SOLE                412475.00
Wave Systems                   COM              943526301      160 40000.00 SH       SOLE                 40000.00
XTO Energy Inc                 COM              98385X106    10859 230171.00SH       SOLE                230171.00
Xcel Energy Inc                COM              98389B100      212 10020.00 SH       SOLE                 10020.00
1-3 Month SPDR ETF             ETF              78464A680      251  5465.00 SH       SOLE                  5465.00
1-3 Yr Treasury ETF            ETF              464287457      286  3435.00 SH       SOLE                  3435.00
1-30 Laddered Treasury ETF     ETF              73936T524     1404 52597.00 SH       SOLE                 52597.00
Aggregate Bond ETF             ETF              464287226      507  4870.00 SH       SOLE                  4870.00
Fixed Rate Mortgage Bond ETF   ETF              464288588    11249 105079.00SH       SOLE                105079.00
High Yield Bond ETF            ETF              78464A417      569 14295.00 SH       SOLE                 14295.00
Total Bond Mkt ETF             ETF              921937835    18759 236858.00SH       SOLE                236858.00
Oppenheimer Senior Floating Ra                  68381K309       87 10834.236SH       SOLE                10834.236